Investment in an Associate (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of Balance Sheets	Balance sheet as of December 31, 2024
December 31,
2024
(in thousands)
Current assets	$105
Non-current assets	3
Current liabilities	324
Non-current liabilities	1,665
Equity	(1,881)

Schedule of Statement of Operations
(in thousands)

Total operating loss	$2,485
Financial expenses, net	30
Income tax	22
Net Loss	$2,537